Real Estate Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Real Estate Assets Held for Sale

As of December 31, 2012 and 2011, real estate held for sale consisted of the following:

	December 31, 2012	December 31, 2011
Land and land improvements	$3,034,189	$3,020,000
Buildings and improvements	7,996,278	7,930,000
Tenant improvements	514,128	224,521
Furniture, fixtures and equipment	238,395	—
Less: accumulated depreciation and amortization	(400,692)	(48,304)

Operating real estate held for sale	11,382,298	11,126,217
Lease intangibles, net	1,643,482	2,731,323
Deferred rent	241,927	21,441
Other liabilities	(41,968)	(61,280)

Total real estate held for sale	$13,225,739	$13,817,701

Summary of Loss From Discontinued Operations

The following table is a summary of losses from discontinued operations for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011	2010
Revenues	$1,936,607	$391,714	$—
Expenses	(1,531,304)	(744,856)	—
Depreciation and amortization	(1,546,607)	(292,548)	—

Loss from discontinued operations	$(1,141,304)	$(645,690)	$—